Property, Plant and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Commercial production fee capitalized	$ 708,514	$ 0
Construction of processing plant as assets under construction	3,611,890	$ 0
Right-of-use assets	$ 24,164
Exploration camp lease remaining term	24 years